Bank Borrowing - Schedule of Bank Borrowing (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Term loan [Member]
Schedule of Bank Borrowing [Line Items]
Term of repayments, Term loan	5 years
Annual interest rate, Term loan	4.25%
Bank borrowing, Term loan	$ 38,103	$ 83,552
Bank borrowing	$ 38,103	83,552
Term loan 1 [Member]
Schedule of Bank Borrowing [Line Items]
Term of repayments, Term loan	5 years
Annual interest rate, Term loan	7.75%
Bank borrowing, Term loan	$ 338,601
Bank borrowing	338,601
Bank Borrowing [Member]
Schedule of Bank Borrowing [Line Items]
Bank borrowing, Term loan	376,704	83,552
Bank borrowing	376,704	83,552
Within 12 months [Member]
Schedule of Bank Borrowing [Line Items]
Bank borrowing, Term loan	108,059	46,983
Bank borrowing	108,059	46,983
Over 1 year [Member]
Schedule of Bank Borrowing [Line Items]
Bank borrowing, Term loan	268,645	36,569
Bank borrowing	$ 268,645	$ 36,569